Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund V
Entity Central Index Key	0001549548
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000116776 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Managed Futures Strategy Fund
Class Name	First Trust Managed Futures Strategy Fund
Trading Symbol	FMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Managed Futures Strategy Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Futures Strategy Fund	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.17% for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the ICE BofA 3-month U.S. Treasury Bill Index, which returned 5.25% for the same Period.
This outperformance was the result of the Fund’s active management of its long and short futures positions taken during the Period.
Commodities, as measured by the Bloomberg Commodity Index, rallied modestly during the Period, returning 5.38% for the Period. Underneath the relatively placid commodity returns was a large rally in the precious metals sector (25.26%), the livestock sector (20.23%), and the softs sector (32.49%). The two largest sectors by weight in the commodity market, the energy and agricultural sectors, were up 1.18% and down 3.92%, respectively. Interest rates in the short end of the curve (less than 1 year to maturity Treasuries), fell during the year as the Federal Reserve (the “Fed”) switched from a tightening policy to a loosening policy, cutting the benchmark Federal Funds target rate by 1.0% during the Period. Longer rates (> 1 year to maturity) rose on a year-over-year basis, as the consistently robust growth in gross domestic product and steady U.S. job growth numbers forestalled a more aggressive rate cutting program by the Fed.
The Fund’s top three profitable sectors for the Period were soft commodity futures, global equity index futures, and currency futures. Within the soft sector, the Fund profited from a 340.7% increase in the price of cocoa and an 87.2% increase in coffee prices as generally poor equatorial weather resulted in poor harvests in 2024 for both crops. The currency futures sector benefitted the Fund as short positions in Japanese Yen futures and Brazilian Real futures added value.
The Fund’s top three unprofitable sectors for the Period were industrial metals futures, energy futures, and cattle futures. Within the industrial metals sector, the Fund was hurt by its short position in aluminum in the second and third quarters of the Period as aluminum rallied, sold off, and then rallied again. Long positions in copper also detracted from total returns in the third and fourth quarter of the Period, as copper prices declined in the second half of the Period. The Energy sector allocations started the Period strong with good performance from the longs and shorts in the first quarter, only to give back all positive performance and then a little extra in the second and third quarter of the Period. Finally, the Fund’s position in cattle futures (lean hogs, feeder cattle, and live cattle) was a negative value add during the Period as the investment process moved in and out of the cattle futures sector at inopportune times, resulting in negative total return being contributed by the sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Managed Futures Strategy Fund	8.17%	4.48%	1.11%
ICE BofA 3-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMF for more recent performance information.
Net Assets	$ 152,463,387
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,575,658
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$152,463,387
Total number of portfolio holdings	70
Total advisory fee paid	$1,575,658
Portfolio turnover rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	47.5%
U.S. Treasury Bills	16.4%
Money Market Funds	25.8%
Net Other Assets and Liabilities(1)	10.3%
Total	100.0%
FUTURES EXPOSURE  (2)
(1) Includes variation margin on futures contracts.
(2) Futures exposure is calculated on the notional value as a percentage of total notional exposure.